Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sabal Capital Partners, LLC (the “Company”)

Goldman Sachs & Co. LLC

Deutsche Bank Securities Inc.

(together the “Specified Parties”)

Re: SBALR Commercial Mortgage 2020-RR1 Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file titled “01_SBALR 2020-RR - DRAFT GS Accounting Tape - 02.06.2020v1.xlsx”, provided to us on February 7, 2020 (the “Data File”), containing information on 59 mortgage loans (the “Mortgage Loans”) and the related 91 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to the issuance of the SBALR Commercial Mortgage 2020-RR1 Trust Commercial Mortgage Pass-Through Certificates, Series 2020-RR1 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the monthly payment date for each Mortgage Loan in February, 2020, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company including those listed in Attachment A under the column “Source Document(s).”

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Loan Files, which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA
February 7, 2020

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Control Number	Provided by the Company
Loan Number	Provided by the Company
Loan / Property Flag	Provided by the Company
Number of Properties	Appraisal/Loan Agreement/Deed of Trust/Mortgage
Originator	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Originator Entity Type	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Mortgage Loan Seller	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report/Loan Agreement
City	Appraisal/Engineering Report/Loan Agreement
State	Appraisal/Engineering Report/Loan Agreement
County	Appraisal/Engineering Report/Loan Agreement
Zip Code	Appraisal/Engineering Report/Loan Agreement/USPS
General Property Type	Appraisal/Engineering Report
Detailed Property Type	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Units, Pads, Rooms, Sq Ft	Borrower Rent Roll/Underwritten Rent Roll/Appraisal
Unit Description	Borrower Rent Roll/Underwritten Rent Roll/Appraisal
Original Balance ($)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Pari Passu Split (Y/N)	Loan Agreement
Pari Passu Controlling Piece in Trust?	Loan Agreement

Attribute	Source Document
Pari Passu Companion Loan Original Balance (Non-trust)	Loan Agreement
Pari Passu Description	Loan Agreement
Mortgage Loan Rate (%)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Administrative Cost Rate (%)	Provided by the Company
Interest Accrual Method	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Origination Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
First Due Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Last IO Due Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
First P&I Due Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Due Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Grace Period- Late Fee	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Grace Period- Default	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Amortization Type	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Original Amortization Term (Mos.)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Maturity Date/ARD	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Hyper Amortizing Loan	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Final Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Lockbox	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cash Management Agreement/Deposit Account Control Agreement

Attribute	Source Document
Cash Management	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cash Management Agreement
Cash Management Triggers	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cash Management Agreement
DSCR at Trigger Level	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cash Management Agreement
Cross-Collateralized (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cross-Collateralization Agreement
Crossed Group	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Cross-Collateralization Agreement
Lockout Period	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Lockout Expiration Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Prepayment / Defeasance Begin Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Prepayment / Defeasance End Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Open Period Begin Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Open Period (Payments)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Prepayment Type	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Prepayment Provision	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Yield Maintenance Index	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Yield Maintenance Discount	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Yield Maintenance Margin	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement

Attribute	Source Document
Yield Maintenance Calculation Method	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Day of Month Prepayment Permitted	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Due on Sale	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Due on Encumbrance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
B Note Original Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document
B Note Cut-Off Date Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document
B Note Balloon Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document
B Note Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document
B Note Maturity Date	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document
Whole Loan Original Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Whole Loan Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Name of Mezzanine Lender	Mezzanine Loan Agreement
Mezzanine Debt Original Balance	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Balance	Mezzanine Loan Agreement
Mezzanine Debt Interest Rate	Mezzanine Loan Agreement
Mezzanine Debt Maturity Date	Mezzanine Loan Agreement
Total Loan Original Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement

Attribute	Source Document
Total Loan Interest Rate	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Other Subordinate Debt / Preferred Equity Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Unsecured Loan Documents
Other Subordinate Debt / Preferred Equity Type	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Unsecured Loan Documents
Future Debt Allowed?	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Mortgage Assumable?	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Assumption Fee	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Appraiser Designation	Appraisal
Appraisal FIRREA (Y/N)	Appraisal
Appraisal Date	Appraisal
Appraised Value ($)	Appraisal
Appraised Value Type	Appraisal
As Is Appraisal Date	Appraisal
As Is Appraised Value ($)	Appraisal
Occupancy (%)	Borrower Rent Roll/Underwritten Rent Roll/STR Reports
Occupancy Date	Borrower Rent Roll/Underwritten Rent Roll/STR Reports
Rent Steps Date	Underwritten Rent Roll
Largest Tenant	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Largest Tenant Sq Ft	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Largest Tenant Lease Expiration	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll

Attribute	Source Document
Second Largest Tenant	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Second Largest Tenant Sq Ft	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Second Largest Tenant Lease Expiration	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Third Largest Tenant	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Third Largest Tenant Sq Ft	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Third Largest Tenant Lease Expiration	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fourth Largest Tenant	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fourth Largest Tenant Sq Ft	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fourth Largest Tenant Lease Expiration	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fifth Largest Tenant	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fifth Largest Tenant Sq Ft	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Fifth Largest Tenant Lease Expiration	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Single Tenant (Y/N)	Lease/Estoppel/Underwritten Rent Roll/Borrower Rent Roll
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II	Environmental Report
Environmental Phase II Report Date	Environmental Report
PML or SEL (%)	Seismic Report
Seismic Report Date	Seismic Report
Earthquake Insurance Required	Insurance Certificate/Insurance Review

Attribute	Source Document
Terrorism Insurance Required	Insurance Certificate/Insurance Review
Environmental Insurance Required (Y/N)	Insurance Certificate/Insurance Review
Blanket Insurance Policy (Yes/No)	Blanket Insurance Servicing File
Flood Risk	Engineering Report
Flood Zone	Engineering Report
Lien Position	Title Policy
Ownership Interest	Title Policy
Overlapping Fee Interest?	Title Policy
Condominium Present?	Loan Agreement/Title Policy
Ground Lease Y/N	Ground Lease/Estoppel/Title Policy
Annual Ground Lease Payment ($)	Ground Lease/Estoppel
Ground Lease Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease/Estoppel
2016 NOI Date	Underwritten Financial Summary Report
2016 EGI	Underwritten Financial Summary Report
2016 Expenses	Underwritten Financial Summary Report
2016 NOI	Underwritten Financial Summary Report
2016 NCF	Underwritten Financial Summary Report
2017 NOI Date	Underwritten Financial Summary Report
2017 EGI	Underwritten Financial Summary Report
2017 Expenses	Underwritten Financial Summary Report
2017 NOI	Underwritten Financial Summary Report
2017 NCF	Underwritten Financial Summary Report
2018 NOI Date	Underwritten Financial Summary Report
2018 EGI	Underwritten Financial Summary Report

Attribute	Source Document
2018 Expenses	Underwritten Financial Summary Report
2018 NOI	Underwritten Financial Summary Report
2018 NCF	Underwritten Financial Summary Report
Most Recent Date (if past 2018)	Underwritten Financial Summary Report
Most Recent # of months	Underwritten Financial Summary Report
Most Recent Description	Underwritten Financial Summary Report
Most Recent EGI (if past 2018) ($)	Underwritten Financial Summary Report
Most Recent Expenses (if past 2018) ($)	Underwritten Financial Summary Report
Most Recent NOI (if past 2018) ($)	Underwritten Financial Summary Report
Most Recent NCF (if past 2018) ($)	Underwritten Financial Summary Report
Underwritten EGI ($)	Underwritten Financial Summary Report
Underwritten Expenses ($)	Underwritten Financial Summary Report
Underwritten Net Operating Income ($)	Underwritten Financial Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwritten Financial Summary Report
Underwritten TI / LC ($)	Underwritten Financial Summary Report
Underwritten Other Reserve	Underwritten Financial Summary Report
Underwritten Net Cash Flow ($)	Underwritten Financial Summary Report
Upfront RE Tax Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing RE Tax Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Upfront Insurance Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing Insurance Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Upfront Replacement Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report

Attribute	Source Document
Ongoing Replacement Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Replacement Reserve Caps ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Upfront TI/LC Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing TI/LC Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
TI/LC Caps ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Upfront Debt Service Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing Debt Service Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Upfront Deferred Maintenance Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing Deferred Maintenance Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Upfront Environmental Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing Environmental Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Upfront Other Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Ongoing Other Reserve ($)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Servicer Report
Other Reserve Description	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement

Attribute	Source Document
Letter of Credit?	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Letter of Credit
Letter of Credit Balance	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Letter of Credit
Letter of Credit Description	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Letter of Credit
Release Provisions (Y/N)	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Loan Purpose	Closing Statement
Borrower Name	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Closing Statement
Tenant In Common (Yes/No)?	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/TIC Agreement/Closing Statement
Delaware Statutory Trust (Yes/No)?	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Closing Statement
Loan Amount (sources)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Closing Statement
Principal's New Cash Contribution	Closing Statement
Subordinate Debt	Closing Statement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Title Policy
Other Sources	Closing Statement
Total Sources	Closing Statement
Loan Payoff	Closing Statement
Purchase Price	Closing Statement
Closing Costs	Closing Statement
Reserves	Closing Statement
Principal Equity Distribution	Closing Statement
Other Uses	Provided by the Company
Total Uses	Closing Statement
Sources and Uses Comments	Provided by the Company

Attribute	Source Document
Sponsor	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Guaranty
Carve-out Guarantor	Guaranty/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Recourse	Guaranty/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Single Purpose Borrower (Y/N)	Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Property Manager	Assignment of Management Agreement/Management Agreement/Loan Agreement/Promissory Note/Deed of Trust/Security Agreement
Hotel Franchise Flag	Franchise Agreement
Franchise Agreement Expiration	Franchise Agreement/Franchise Agreement Review/Membership Application/estoppel/franchise opening date confirmation electronic mail
Subsidized Housing Programs	Provided by the Company
Student / Military / Other Concentration?	Provided by the Company
ADR ($)	STR Reports
RevPAR ($)	STR Reports
Prior Securitizations	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Loan Per Unit ($)	(i) Cut-Off Date Balance ($) divided by (ii) Units, Pads, Rooms, Sq Ft
Cut-off Date Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Allocated Cut-off Date Loan Amount ($)

Recompute using the First P&I Due Date, Interest Accrual Method, Seasoning, Original Interest-Only Period (Mos.), Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), and the Cut-off Date. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

For Mortgage Loans with multiple Mortgaged Properties listed separately on the Data File, this value was compared to the Loan Agreement/Promissory Note/Deed of Trust/Security Agreement (the “Source Document”). If the Allocated Cut-off Date Loan Amount ($) was not defined in the Source Document, the Mortgage Loan Cut-off Date Balance ($) was weighted by Appraised Value ($) for the Mortgaged Property.

% of Initial Pool Balance	(i) Cut-Off Date Balance ($) divided by (ii) sum of the Cut-Off Date Balance ($) of the Mortgage Loans in the pool.
Pari Passu Companion Loan Cut-off Date Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Cut-off Date, Seasoning, Original Interest-Only Period (Mos.), Pari Passu Companion Loan Original Balance (Non-trust) and the Cut-off Date.

Attribute	Calculation Methodology
Pari Passu Companion Loan Balloon Balance (Non-trust)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Pari Passu Companion Loan Monthly Debt Service (Non-trust), Pari Passu Companion Loan Original Balance (Non-trust), Seasoning, Original Interest-Only Period (Mos.), and the Maturity Date/ARD.
Pari Passu Companion Loan Monthly Debt Service (Non-trust)

For those Mortgage Loans with an amortization type of “Amortizing” or “Interest Only, Then Amortizing,” compare the Pari Passu Companion Loan Monthly Debt Service (Non-trust) to the corresponding information set forth on the Loan Agreement/Promissory Note/Deed of Trust/Security Agreement.

For those Mortgage Loans with an amortization type of “Interest Only,” recompute as one twelfth of the product of (i) Pari Passu Companion Loan Original Balance (Non-trust), (ii) Mortgage Loan Rate (%), and (iii) a fraction equal to 365/360.

Pari Passu Companion Loan Annual Debt Service (Non-trust)	Pari Passu Companion Loan Monthly Debt Service (Non-trust) multiplied by twelve.
Monthly Payment

For those Mortgage Loans with an amortization type of “Amortizing” or “Interest Only, Then Amortizing,” compare the Monthly Payment to the corresponding information set forth on the Loan Agreement/Promissory Note/Deed of Trust/Security Agreement.

For those Mortgage Loans with an amortization type of “Interest Only,” recompute as one twelfth of the product of (i) Original Balance ($), (ii) Mortgage Loan Rate (%), and (iii) a fraction equal to 365/360.

Annual Debt Service	Monthly Payment multiplied by twelve.
Original Interest-Only Period (Mos.)	Recompute as the months from and inclusive of the First Due Date to and inclusive of the Last IO Due Date.
Remaining Interest-Only Period (Mos.)	Equal to the maximum of 0, or Original Interest-Only Period (Mos.) minus Seasoning.
Original Term To Maturity (Mos.)	Recompute as the months from and inclusive of the First Due Date to and inclusive of the Maturity Date/ARD.
Remaining Term To Maturity (Mos.)	Original Term to Maturity (Mos.) minus Seasoning.

Attribute	Calculation Methodology
Remaining Amortization Term (Mos.)	Recompute using Original Amortization Term (Mos.), Seasoning and Original Interest-Only Period (Mos.).
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Due Date to and inclusive of the Cut-off Date.
Balloon Balance ($)	Recompute using the First P&I Due Date, Interest Accrual Method, Mortgage Loan Rate (%), Monthly Payment, Original Balance ($), Seasoning, Original Interest-Only Period (Mos.), and Maturity Date/ARD. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
B Note Annual Payment

For those Mortgage Loans with an amortization type of “Amortizing” or “Interest Only, Then Amortizing,” recompute using the B Note monthly payment defined in the Loan Agreement/Promissory Note/Deed of Trust/Security Agreement/Subordinate Loan Document multiplied by 12.

For those Mortgage Loans with an amortization type of “Interest Only,” recompute by multiplying (i) the B Note Original Balance, (ii) the B Note Interest Rate, and (iii) a fraction equal to 365/360.

Whole Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust), if any, and (iii) B Note Cut-Off Date Balance ($), if any.
Whole Loan Balloon Balance	The sum of the (i) Balloon Balance ($), (ii) Pari Passu Companion Loan Balloon Balance (Non-trust), if any, and (iii) B Note Balloon Balance, if any.
Whole Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust), if any, and (iii) B Note Annual Payment, if any.
Whole Loan LTV	Whole Loan Cut-Off Date Balance divided by Appraised Value ($).
Whole Loan DSCR	Underwritten Net Cash Flow ($) divided by the Whole Loan Annual Payment.

Attribute	Calculation Methodology
Mezzanine Debt Annual Payment

For those Mortgage Loans with an amortization type of “Amortizing” or “Interest Only, Then Amortizing,” recompute using the Mezzanine Debt monthly payment defined in the Mezzanine Loan Agreement multiplied by 12.

For those Mortgage Loans with an amortization type of “Interest Only,” recompute by multiplying (i) the Mezzanine Debt Original Balance, (ii) the Mezzanine Debt Interest Rate and (iii) a fraction equal to 365/360.

Total Loan Cut-Off Date Balance	The sum of the (i) Cut-Off Date Balance ($), (ii) Pari Passu Companion Loan Cut-Off Date Balance (Non-trust) if any, (iii) B Note Cut-Off Date Balance, if any, and (iv) Mezzanine Debt Cut-Off Date Balance, if any.
Total Loan Annual Payment	The sum of the (i) Annual Debt Service, (ii) Pari Passu Companion Loan Annual Debt Service (Non-trust),if any, (iii) B Note Annual Payment, if any, and (iv) Mezzanine Debt Annual Payment.
Total Loan LTV	Total Loan Cut-Off Date Balance divided by Appraised Value ($).
Total Loan DSCR	Underwritten Net Cash Flow ($) divided by the Total Loan Annual Payment.
Cut-off Date LTV Ratio (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, use Whole Loan Cut-Off Date Balance minus the holdback amount identified by the Company, if any, divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, use Reserve Adjusted Cut-off Date Balance ($) divided by Appraised Value ($).
LTV Ratio at Maturity (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, use Whole Loan Balloon Balance minus the holdback amount identified by the Company, if any, divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, use Balloon Balance ($) minus the holdback amount identified by the Company, if any, divided by Appraised Value ($).
Reserve Adjusted Cut-off Date Balance ($)	Provided by the Company
Unadjusted Cut-off Date LTV Ratio (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, use Whole Loan Cut-Off Date Balance divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, use Cut-Off Date Balance ($) divided by Appraised Value ($).

Attribute	Calculation Methodology
Unadjusted LTV Ratio at Maturity (%)	If the Pari Passu Split (Y/N) characteristic is ‘Yes’, use Whole Loan Balloon Balance divided by Appraised Value ($). If the Pari Passu Split (Y/N) characteristic is ‘No’, use Balloon Balance ($) divided by Appraised Value ($).
2016 NCF DSCR	2016 NCF divided by Annual Debt Service.
2017 NCF DSCR	2017 NCF divided by Annual Debt Service.
2018 NCF DSCR	2018 NCF divided by Annual Debt Service.
Most Recent NCF DSCR	Most Recent NCF (if past 2018) ($) divided by Annual Debt Service.
Underwritten NOI DSCR (x)	Underwritten Net Operating Income ($) divided by Annual Debt Service.
Debt Yield on Underwritten Net Operating Income (%)	Underwritten Net Operating Income ($) divided by Cut-Off Date Balance ($).
Underwritten NCF DSCR (x)	Underwritten Net Cash Flow ($) divided by Annual Debt Service.
Debt Yield on Underwritten Net Cash Flow (%)	Underwritten Net Cash Flow ($) divided by Cut-Off Date Balance ($).
Related Group	Recompute by grouping loans by Sponsor.

ATTACHMENT C

INSTRUCTIONS

1.	For Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.
2.	For the Compared Attribute “Sponsor,” we were instructed by the Company to use the value of the Compared Attribute “Guarantor” when the Source Document did not define Sponsor.
3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Compared Attribute:
Property Name	Attribute	Company Instruction
689 East 189th Street	Allocated Cut-off Date Loan Amount ($)	Provided by the Company

C-1